Long-Term Debt Issuances and Retirements (Details 3) (Williams Partners L. P. [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 15, 2015	Dec. 31, 2014	Jun. 27, 2014	Mar. 04, 2014	Nov. 15, 2013
3.8% Senior Unsecured Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate		3.80%
3.8% Senior Unsecured Notes due 2015 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt retired	$ 750
Long-term debt interest rate	3.80%
3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt face amount			750
Long-term debt interest rate		3.90%	3.90%
4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt face amount			500
Long-term debt interest rate		4.90%	4.90%
4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt face amount				1,000
Long-term debt interest rate		4.30%		4.30%
5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt face amount				500
Long-term debt interest rate		5.40%		5.40%
4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt face amount					600
Long-term debt interest rate		4.50%			4.50%
5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt face amount					$ 400
Long-term debt interest rate		5.80%			5.80%